RELATED PARTY TRANSACTIONS (Related Party Leasing and Service Contracts) (Details) shares in Millions	1 Months Ended	4 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) shares	Jun. 30, 2023 tanker	Dec. 31, 2023 USD ($) tanker carrier vessel	Dec. 31, 2022 USD ($) carrier drillingRig vessel shares	Dec. 31, 2021 USD ($) vessel shares	Dec. 31, 2019 USD ($) carrier
Related Party Transaction [Line Items]
Short-term maturities in credit loss provisions			$ 23,079,000
Interest income – related parties, long term loans to associated companies			$ 4,563,000	$ 4,563,000	$ 6,921,000
Number of capesize drybulk carriers owned | carrier			8
Profit sharing percent of earnings from Frontline from July 1, 2015 onwards			50.00%
Number of container vessels owned | vessel			32
Management fee, percentage			1.25%
Number of Suezmax tankers operating in the spot market for which company pays management fee | tanker			2
Number of product tankers operating on time charter for which company pays management fee | tanker			6
Number of Suezmax tankers for which company pays management fee | tanker			9
Front Force and Front Energy
Related Party Transaction [Line Items]
Gain on sale of vessels				$ 1,500,000
Number of container vessels owned | vessel				2
Frontline Shipping
Related Party Transaction [Line Items]
Number of container vessels owned | vessel			2
Common Stock - Frontline Ltd
Related Party Transaction [Line Items]
Forward contract to repurchase shares (shares) | shares	1.4			1.4	1.4
Forward contract to repurchase shares				$ 16,700,000
Aggregate debt amount	$ (15,600,000)
Interest income – related parties, long term loans to associated companies				4,600,000
Frontline Shipping
Related Party Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties | vessel					2
Direct financing lease following the sale of River Box					$ 69,800,000
Short-term maturities in credit loss provisions					6,500,000
Compensation received on termination of charters, notes receivable				4,500,000
Total amount due to related parties			$ 2,800,000	1,800,000
Other receivables			$ 2,900,000	$ 3,900,000
Golden Ocean
Related Party Transaction [Line Items]
Lessee, operating lease, number of leased carriers | carrier			8
Property subject to or available for operating lease, number of units | carrier				8
Operating lease, right-of-use asset			$ 142,900,000	$ 162,100,000
Number of capesize drybulk carriers financed | carrier						7
Number of capesize drybulk carriers owned | carrier						8
Finance lease per vessel						$ 2,500,000
Increase in charter hire per day						$ 1,535,000
Number of dry bulk carriers operating on time-charters | carrier			8
Related party transactions profit share of earnings on lease vessels received from related party			33.00%
Seadrill
Related Party Transaction [Line Items]
Operating lease, right-of-use asset					$ 599,300,000
Number of leased drilling rigs under operating lease | drillingRig				2
Frontline Management
Related Party Transaction [Line Items]
Management/operating fee (fee per day)			$ 150
Number of container vessels operating on time charter, subcontracted to related party | vessel			23
Number of drybulk carriers operating on time charter, sub contracted to related party | carrier			7
Number of suezmax tankers operating on time charter, subcontracted to related party | tanker			9
Number of car carriers operating on time charter, subcontracted to related party | carrier			5
Number of product tankers operating on time charter, sub contracted to related party | tanker			6
Number of chemical tankers operating on time charter, sub contracted to related party | tanker			2
Number of suezmax tankers sold | tanker		2
Number of chemical tankers sold | tanker		2
Frontline Management | Vessels Leased to Frontline Charterers
Related Party Transaction [Line Items]
Management/operating fee (fee per day)			$ 9,000
Golden Ocean Management | Golden Ocean
Related Party Transaction [Line Items]
Management/operating fee (fee per day)			$ 7,000